UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Estate Counselors, LLC
Address:  414 N. Main Street
          Thiensville, WI 53092

Form 13F File Number:  028-15056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett M. Alabado
Title:    Investment Specialist
Phone:    (262) 238-6996

Signature, Place, and Date of Signing:

    /s/ Garrett M. Alabado            Thiensville, WI           January 15, 2013
    ----------------------            ---------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           63
                                         -----------

Form 13F Information Table Value Total:  $   151,349
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
ADVANTAGE OIL & GAS LTD COM NPV
  ISIN #CA00765F1018 SEDOL
  #B66PKS8                        COM       00765F101           97       30,060  SH         Sole                              30,060
POWERSHARES EXCHANGE TRADED FD
  TR II SENIOR LN PORT NYSE
  ARCA INC                        COM       73936Q769          335       13,400  SH         Sole                              13,400
VANGUARD BD INDEX FD INC SHORT
  TERM BD ETF                     ETF       921937827        1,046       12,920  SH         Sole                              12,920
SPDR SERIES TRUST BARCLAYS INTL
  ETF                             ETF       78464A516        6,757      158,610  SH         Sole                             158,610
CALAMOS CONV OPPORTU NITIES &
  INCOME FD                       COM       128117108          302       25,320  SH         Sole                              25,320
ISHARES BARCLAYS INTERMEDIATE
  CR BD FD                        ETF       464288638        5,503       49,450  SH         Sole                              49,450
POWERSHARES DB MULTI SECTOR
  COMMODITY TR POWER SHARES DB
  AGRIC FD COM UNIT               ETF       73936B408          508       18,190  SH         Sole                              18,190
ISHARES TR DOW JONES SELECT
  DIVID INDEX FD                  ETF       464287168          381        6,657  SH         Sole                               6,657
SPDR GOLD TR GOLD SHS             ETF       78463V107        6,593       40,690  SH         Sole                              40,690
ISHARES TR COHEN & STEERS
  REALTY MAJORS INDEX FD          ETF       464287564          264        3,363  SH         Sole                               3,363
ISHARES TR DOW JONES EPAC
  SELECT DIVIDEND INDEX FD        ETF       464288448          803       23,850  SH         Sole                              23,850
ISHARES BARCLAYS 7-10 YEAR
  TREASURY BOND FD                ETF       464287440        1,569       14,600  SH         Sole                              14,600
ISHARES TR DOW JONES US
  PHARMACEUTICALS INDEX FD        ETF       464288836        1,691       19,885  SH         Sole                              19,885
ISHARES CORE S&P MID-CAP ETF      ETF       464287507          506        4,975  SH         Sole                               4,975
ISHARES CORE S&P SMALL-CAP ETF    ETF       464287804        1,154       14,782  SH         Sole                              14,782
SPDR SER TR BARCLAYS CAP TIPS
  ETF                             ETF       78464A656        1,658       27,310  SH         Sole                              27,310
ISHARES TR RUSSELL 1000 VALUE
  INDEX FD                        ETF       464287598        1,005       13,807  SH         Sole                              13,807
ISHARES TR RUSSELL 2000 INDEX FD  ETF       464287655        7,197       85,359  SH         Sole                              85,359
ISHARES TR RUSSELL MIDCAP INDEX
  FD                              ETF       464287499        1,000        8,840  SH         Sole                               8,840
ISHARES TR S&P GLOBAL
  HEALTHCARE SECTOR INDEX FD      ETF       464287325          642        9,950  SH         Sole                               9,950
ISHARES TR S&P GLOBAL
  TELECOMMUNICATIONS SECTOR
  INDEX FD                        ETF       464287275          423        7,400  SH         Sole                               7,400
ISHARES TR DOW JONES U S ENERGY
  SECTOR INDEX FD                 ETF       464287796          296        7,250  SH         Sole                               7,250
ISHARES TR DOW JONES U S REAL
  ESTATE INDEX FD                 ETF       464287739        3,471       53,680  SH         Sole                              53,680
ISHARES TR S&P GLOBAL UTILITIES
  INDEX FD                        ETF       464288711          273        6,620  SH         Sole                               6,620
ISHARES IBOXX $ INVESTOP
  INVESTMENT GRADE CORP BD FUND   ETF       464287242        4,955       40,950  SH         Sole                              40,950
SPDR S&P MIDCAP 400 ETF TR UNIT
  SER 1 STANDARD & POORS DEP
  RCPT                            ETF       78467Y107        2,032       10,940  SH         Sole                              10,940
ISHARES S&P NATL AMT FREE MUNI
  BND FND                         ETF       464288414       11,522      104,140  SH         Sole                             104,140
POWERSHARES EXCHANGE TRADED FD
  TR DYNAMIC FOOD & BEVERAGE
  PORTFOLIO                       ETF       73935X849          574       28,850  SH         Sole                              28,850
ISHARES TR S&P U S PFD STK
  INDEX FD                        ETF       464288687          440       11,100  SH         Sole                              11,100
POWERSHARES EXCHANGE TRADED FD
  TR DYNAMIC PHARMACEUTICALS
  PORTFOLIO                       ETF       73935X799          424       12,290  SH         Sole                              12,290
POWERSHARES GLOBAL EXCHANGE
  TRADED I-30 LADDERED TREASURY
  PORTFOLIO ISIN #US73936T5240
  SEDOL #B68TXM3                  ETF       73936T524        1,595       48,920  SH         Sole                              48,920
POWERSHARES QQQ TR UNIT SER 1     ETF       73935A104        4,178       64,150  SH         Sole                              64,150
SPDR SER TR NUVEEN BARCLAYS
  SHORT TERM MUN BD ETF           ETF       78464A425        1,326       54,530  SH         Sole                              54,530
ISHARES BARCLAYS SHORT TREAS BD
  FD                              ETF       464288679        1,137       10,310  SH         Sole                              10,310
ISHARES BARCLAYS 1-3 YEAR
  TREASURY BD FD                  ETF       464287457        1,559       18,470  SH         Sole                              18,470
SPDR S&P 500 ETF TRUST UNIT SER
  1 S&P                           ETF       78462F103        1,678       11,782  SH         Sole                              11,782
ISHARES BARCLAYS TREAS
  INFLATION PROTECTED SECS FD     ETF       464287176       11,605       95,589  SH         Sole                              95,589
TORTOISE ENERGY CAP CORP COM      COM       89147U100          330       11,600  SH         Sole                              11,600
UNITED STS COMMODITY INDEX FD
  COMMODITY INDEX FD              ETF       911717106          626       10,679  SH         Sole                              10,679
POWERSHARES DB U S DLR INDEX TR
  POWERSHARES DB US$ INDEX
  BULLISH FD COM UNIT             ETF       73936D107        4,159      190,670  SH         Sole                             190,670
VANGUARD INDEX FDS VANGUARD
  SMALL CAP VIPERS FORMERLY
  VANGUARD INDEX TR               ETF       922908751        2,159       26,689  SH         Sole                              26,689
VANGUARD SCOTTSDALE FDS SHORT
  TERM CORP                       ETF       92206C409        4,260       53,040  SH         Sole                              53,040
VANGUARD SECTOR INDEX FDS
  VANGUARD CONSUMER STAPLES
  VIPERS                          ETF       92204A207        4,783       54,410  SH         Sole                              54,410
VANGUARD SPECIALIZED PORTFOLIOS
  DIV APPRECIATION INDEX FD
  VIPER SHS                       ETF       921908844          650       10,910  SH         Sole                              10,910
VANGUARD MORTGAGE BACKED
  SECURITIES ETF                  ETF       92206C771          342        6,555  SH         Sole                               6,555
VANGUARD INDEX FDS VANGUARD MID
  CAP VIPERS FORMERLY VANGUARD
  INDEX TR                        ETF       922908629        7,144       86,661  SH         Sole                              86,661
VANGUARD SECTOR INDEX FDS
  VANGUARD UTILS VIPERS           ETF       92204A876          781       10,370  SH         Sole                              10,370
VANGUARD INDEX FDS VANGUARD
  TOTAL STK MKT ETF               ETF       922908769          266        3,635  SH         Sole                               3,635
SPDR SER TR DB INTL GOVT
  INFLATION PROTECTED             ETF       78464A490        6,665      104,900  SH         Sole                             104,900
SECTOR SPDR TR SHS BEN INT
  ENERGY                          ETF       81369Y506        2,267       31,737  SH         Sole                              31,737
SECTOR SPDR TR SHS BEN INT
  CONSUMER STAPLES                ETF       81369Y308          921       26,395  SH         Sole                              26,395
SECTOR SPDR TR SHS BEN INT
  UTILITIES                       ETF       81369Y886        8,620      246,838  SH         Sole                             246,838
SELECT SECTOR SPDR TR HEALTH
  CARE FORMERLY CONSUMER SVCS
  TO 06/24/2002                   ETF       81369Y209        1,466       36,760  SH         Sole                              36,760
SPDR SER TR S&P PHARMACEUTICALS
  ETF                             ETF       78464A722        4,473       80,000  SH         Sole                              80,000
ISHARES TR RUSSELL 2000 INDEX FD  ETF       464288414          932       11,100  SH   CALL  Sole                              11,100
POWERSHARES QQQ TR UNIT SER 1     ETF       464287176          224        3,500  SH   CALL  Sole                               3,500
POWERSHARES QQQ TR UNIT SER 1     ETF       464287176        2,693       40,800  SH   CALL  Sole                              40,800
POWERSHARES QQQ TR UNIT SER 1     ETF       464287176        2,446       36,500  SH   CALL  Sole                              36,500
POWERSHARES QQQ TR UNIT SER 1     ETF       464287176          297        4,300  SH   CALL  Sole                               4,300
SPDR S&P 500 ETF TRUST UNIT SER
  1 S&P                           ETF       78462F103        2,688       18,800  SH   CALL  Sole                              18,800
SPDR S&P 500 ETF TRUST UNIT SER
  1 S&P                           ETF       78462F104        4,838       33,600  SH   CALL  Sole                              33,600
SPDR S&P 500 ETF TRUST UNIT SER
  1 S&P                           ETF       78462F105          218        1,500  SH   CALL  Sole                               1,500
SPDR S&P 500 ETF TRUST UNIT SER
  1 S&P                           ETF       78462F106          599        4,100  SH   CALL  Sole                               4,100